Share-based payments - Summary of Information about Awards Granted (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Annual Performance Plan [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Description of option pricing model	Binomial valuation model
Long Term Incentive Plan [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Description of option pricing model	Monte Carlo Simulation and Binomial valuation model